Earnings (loss) per Share	12 Months Ended
Dec. 31, 2011
Net (loss) income per common share [Abstract]:
Earnings (loss) per Share [Text Block]

23.	(Loss) earnings per Share:

The calculation of net (loss) income per common share is summarized below:

	2011	2010	2009
Basic:
Net (loss) income attributable to Seanergy Maritime Holdings Corp.	$(197,756)	$132	$30,052

Weighted average common shares outstanding - basic	7,314,636	5,861,129	1,725,531
Net (loss) income per common share - basic	$(27.04)	$0.02	$17.42

Diluted:
Net (loss) income attributable to Seanergy Maritime Holdings Corp.	$(197,756)	$132	$30,052
Interest expense on convertible promissory note due to shareholders	-	-	386
Diluted net (loss) income	$(197,576)	$132	$30,438

Weighted average common shares outstanding - basic	7,314,636	5,861,129	1,725,531
Convertible note - to related party	-	-	94,941
Contingently-issuable shares - earn-out	-	-	214,813
Weighted average common shares outstanding - diluted	7,314,636	5,861,129	2,035,285

Net (loss) income per common share - diluted	$(27.04)	$0.02	$14.77

The convertible note to shareholders has been included in the diluted Earnings per Share calculations using the "as if converted" method up to the date of the actual conversion and the applicable conversion ratio.

On September 15, 2010, the Company issued 1,650,794 shares in connection with the acquisition of the remaining 49% of MCS. For the purpose of calculating earnings per share, these are considered outstanding as of May 20, 2010, the date that common control existed.

On October 22, 2010, the Company issued 1,650,794 shares in connection with the acquisition of the remaining 50% of BET. For the purpose of calculating earnings per share, these are considered outstanding as of May 20, 2010, the date that common control existed.

The 3,332 non-vested shares issued under the Equity Incentive Plan (Note 24) are excluded from the diluted EPS calculation for the year ended December 31, 2011 due to their anti-dilutive effect.

As of December 31, 2011, 2010 and 2009 all outstanding warrants to acquire 1,138,917, 2,674,906 and 2,598,978 shares of common stock, respectively, were anti-dilutive. The underwriters' purchase options (common shares of 66,667 and warrants of 1,000,000) were also anti-dilutive for the years ended December 31, 2011, 2010 and 2009.

Thus, as of December 31, 2011, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS as mentioned above are:

Private warrants	1,138,917
Underwriters purchase options - common shares	66,667
Underwriters purchase options - warrants	1,000,000
Non-vested shares	3,332
Total	2,208,916